Fair Value Measurement - Schedule of Reconciliation of Changes in Fair Value (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, fair value	$ 1,874
Establishment of asset and liabilities	11,347
Change in estimated fair value, net of changes in foreign exchange rates	8,413
Reclassification of liability to equity	(20,530)
Ending balance, fair value	1,104
Derivative, loss	1,661
Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, fair value	1,874
Establishment of asset and liabilities	0
Change in estimated fair value, net of changes in foreign exchange rates	895
Reclassification of liability to equity	(2,769)
Ending balance, fair value	0
Earn-out Share Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, fair value	0
Establishment of asset and liabilities	9,997
Change in estimated fair value, net of changes in foreign exchange rates	7,764
Reclassification of liability to equity	(17,761)
Ending balance, fair value	0
Derivative Asset
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, fair value	0
Establishment of asset and liabilities	1,350
Change in estimated fair value, net of changes in foreign exchange rates	(246)
Reclassification of liability to equity	0
Ending balance, fair value	$ 1,104